Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 82,506	$ 41,217
Investing activities
Additions to newbuildings, vessels and equipment	(159,634)	(181,980)
Marketable securities acquired	0	(357)
Proceeds from sale of vessel	80,000	0
Cash inflow from sale of subsidiary	0	2,813
Proceeds from sale of marketable securities	0	14,074	$ 14,074
Net cash used in investing activities	(79,634)	(165,450)
Financing activities
Proceeds from issuance of debt	234,000	172,024
Repayment of long-term debt	(223,270)	(90,623)
Repayment of finance leases	(1,197)	(3,199)
Lease termination compensation payment	(4,456)	0
Debt fees paid	(1,211)	(2,117)
Net cash provided by financing activities	3,866	76,085
Net change in cash and cash equivalents and restricted cash	6,738	(48,148)
Cash and cash equivalents and restricted cash at beginning of period	113,073	189,649	189,649
Cash and cash equivalents and restricted cash at end of period	$ 119,811	$ 141,501	$ 113,073